Nationwide Bond Index Fund
FUND SUMMARY: NATIONWIDE BOND INDEX FUND
Objective
The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index (“Aggregate Bond Index”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you invest at least $250,000 in the Fund. More information about sales charges is available from your financial professional and in “Investing With Nationwide Funds” commencing on page 34 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 116 of the Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Nationwide Bond Index Fund Class T Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Nationwide Bond Index Fund Class T Shares
Management Fees	0.20%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.76%

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Nationwide Bond Index Fund | Class T shares | USD ($)	326	487	662	1,169

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 147.02% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the Aggregate Bond Index before the deduction of Fund expenses. The Aggregate Bond Index represents a wide spectrum of public, investment grade, fixed-income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed securities. Some of these securities may be purchased with delayed delivery. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of bonds and other fixed-income securities that are included in or correlated with the Aggregate Bond Index. The Fund does not necessarily invest in all of the bonds in the index, or in the same weightings. The Fund may invest in bonds not included in the Aggregate Bond Index which are selected to reflect characteristics such as maturity, duration, or credit quality similar to the Aggregate Bond Index. The Fund also may trade securities in segments of the portfolio to the extent necessary to closely mirror the duration of corresponding segments of the Index. As a result, the Fund may have different levels of interest rate, credit or prepayment risks from the levels of risks in the index. In addition, the Fund may have a higher portfolio turnover rate than that of other “index” funds.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility, increased redemptions and the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.

Credit risk – a bond issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness also may affect the value of a bond.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can only sell its portfolio securities or instruments at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Mortgage-backed securities risk – mortgage-backed securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements.

U.S. government securities risk – not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantees the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Delayed-delivery risk – the risk that the security the Fund buys will lose value prior to its delivery or that the seller will not meet its obligation. If this happens, the Fund will lose the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.

Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

Since Class T shares are new, the bar chart shows changes in the performance of the Fund’s Class A shares, which are described in a separate prospectus, from year to year. Annual returns for Class T shares are substantially similar to those of the Class A shares because the shares of these classes are invested in the same portfolio of securities. Because Class T shares may have higher expenses than Class A shares, performance for Class T shares could have been lower than that shown in the bar chart.
Annual Total Returns – Class A Shares (Years Ended December 31,)

Highest Quarter: 4.24% – 4th qtr. of 2008 Lowest Quarter: -3.21% – 4th qtr. of 2016
After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans. Performance returns for Class A shares reflect a front-end sales charge of 5.75% that applied through February 28, 2011 and a front-end sales charge of 4.25% that applied from that date through October 28, 2013, after which it was reduced to 2.25%.

Class T shares have not commenced operations as of the date of this Prospectus. Therefore, pre-inception historical performance for Class T shares is based on the previous performance of Class A shares, which are featured in a separate prospectus. Performance for Class T shares has been adjusted to reflect the difference in sales charges, but not differing expenses. Therefore, performance for Class T shares could have been lower than the performance shown below.
Average Annual Total Returns For the Periods Ended December 31, 2016:
Average Annual Total Returns - Nationwide Bond Index Fund	1 Year	5 Years	10 Years
Class T shares	(0.60%)	1.07%	3.38%
Class A shares	(0.34%)	0.70%	3.03%
Class A shares | After Taxes on Distributions	(1.22%)	(0.39%)	1.78%
Class A shares | After Taxes on Distributions and Sales of Shares	(0.16%)	0.14%	1.89%
Bloomberg Barclays U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.)	2.65%	2.23%	4.34%